Summary of Significant Accounting Policies - Schedule of Information of Revenues (Details) - USD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Information of Revenues [Line Items]
Total revenue		$ 1,060,442
Concerts and entertainment events [Member]
Schedule of Information of Revenues [Line Items]
Total revenue		952,642
Construction management consulting services [Member]
Schedule of Information of Revenues [Line Items]
Total revenue		$ 107,800